UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07704

Schwab Capital Trust – Schwab Fundamental Global
Real Estate Index Fund
(Exact name of registrant as specified in charter)

425 Market Street, Suite 1700, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Capital Trust – Schwab Fundamental Global Real Estate Index Fund

425 Market Street, Suite 1700, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 648-5300
Date of fiscal year end: February 28
Date of reporting period: August 31, 2026

Item 1: Report(s) to Shareholders.

Semiannual Report |
August 31, 2026

Schwab Fundamental Global Real Estate Index Fund

Ticker Symbol: SFREX

This semiannual shareholder report contains important information about the fund for the period of March 1, 2026, to August 31, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental Global Real Estate Index Fund	$19	0.39% *
*
Annualized.
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted.
To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental Global Real Estate Index Fund (10/22/2014)[1,2]	-5.13%	3.73%	-0.11%	3.04%
MSCI ACWI Index (Net)[3,4]	9.61%	22.35%	10.88%	12.58%
RAFI Fundamental High Liquidity Global Real Estate Index (Net)[3,5]	-5.37%	3.40%	N/A	N/A
Fundamental Global Real Estate Spliced Index	-5.37%	3.40%	-0.70%	2.60%
FTSE EPRA Nareit Global Index (Net)[3]	-2.36%	8.70%	0.31%	2.84%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Index ownership – The RAFI Fundamental High Liquidity Global Real Estate Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental Global Real Estate Index Fund is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
2
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
3
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
4
The MSCI ACWI Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Global Real Estate Index (Net). The fund does not seek to track the regulatory index.
5
The inception date of the RAFI Fundamental High Liquidity Global Real Estate Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.
Schwab Fundamental Global Real Estate Index Fund | Semiannual Report
1
REG125413-02  00327871

Statistics

Net Assets (millions)	$72
Number of Holdings (excludes derivatives)	305
Portfolio Turnover Rate (not annualized)	11%
Weighted Average Market Cap (millions)	$27,828
Price/Earnings Ratio (P/E)	17.7
Price/Book Ratio (P/B)	1.0
Industry Weightings % of Investments1

Top Holdings % of Net Assets

Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Represents an aggregate of industry weightings, none of which represent more than 1.0% of investments.
3
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
4
Amount is less than 0.05%.
2
Schwab
Fundamental
Global Real Estate Index Fund | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain
tax
information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website
at
www.sec.gov
, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30
is
available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Fundamental Global Real Estate Index Fund | Semiannual Report
3

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedule of investments is included under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semiannual Holdings and Financial Statements | August 31, 2026
Schwab Fundamental Global Real Estate Index Fund

    Ticker Symbol SFREX

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab.

Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/26– 8/31/26§	3/1/25– 2/28/26	3/1/24– 2/28/25	3/1/23– 2/29/24	3/1/22– 2/28/23	3/1/21– 2/28/22
Per-Share Data
Net asset value at beginning of period	$10.86	$9.56	$8.74	$9.35	$11.48	$11.05
Income (loss) from investment operations:
Net investment income (loss)[1]	0.18	0.30	0.29	0.30	0.30	0.34
Net realized and unrealized gains (losses)	(0.74)	1.34	0.87	(0.58)	(2.16)	0.44
Total from investment operations	(0.56)	1.64	1.16	(0.28)	(1.86)	0.78
Less distributions:
Distributions from net investment income	(0.12)	(0.34)	(0.34)	(0.33)	(0.27)	(0.35)
Net asset value at end of period	$10.18	$10.86	$9.56	$8.74	$9.35	$11.48
Total return	(5.13%)*	17.66%	13.56%	(3.09%)	(16.30%)	7.02%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39%**	0.39%	0.39%	0.39%	0.39%[2]	0.39%
Net investment income (loss)	3.44%**	3.03%	3.18%	3.46%	3.01%	2.86%
Portfolio turnover rate	11%*	21%	26%	16%	32%	32%
Net assets, end of period (x 1,000,000)	$72	$79	$77	$79	$104	$134

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes

Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings  as of August 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.6% OF NET ASSETS

Australia 3.0%
Charter Hall Group	9,518	131,588
Dexus	39,506	163,489
Goodman Group	15,261	302,616
GPT Group	47,621	160,242
Mirvac Group	217,151	282,970
Region Group	43,511	69,838
Scentre Group	155,460	399,480
Stockland	115,647	361,010
Vicinity Ltd.	139,404	248,487
		2,119,720

Belgium 0.3%
Aedifica SA	2,159	170,305
Warehouses De Pauw CVA	2,734	66,678
		236,983

Brazil 0.1%
Allos SA	6,174	31,802
Cyrela Brazil Realty SA Empreendimentos e Participacoes	15,221	71,353
		103,155

Canada 2.3%
Allied Properties Real Estate Investment Trust	12,091	74,154
Altus Group Ltd.	1,480	50,179
Canadian Apartment Properties REIT	6,763	159,078
Choice Properties Real Estate Investment Trust	8,561	94,137
Colliers International Group, Inc.	1,272	127,801
Crombie Real Estate Investment Trust	7,105	83,458
Dream Industrial Real Estate Investment Trust	7,545	73,983
First Capital Real Estate Investment Trust	7,969	129,946
FirstService Corp.	1,106	153,912
Granite Real Estate Investment Trust	1,745	111,591
H&R Real Estate Investment Trust	21,861	156,156
Killam Apartment Real Estate Investment Trust	3,824	49,471
RioCan Real Estate Investment Trust	16,601	249,623
SmartCentres Real Estate Investment Trust	4,982	98,781
Vital Infrastructure Property Trust	12,726	48,298
		1,660,568

China 5.4%
A-Living Smart City Services Co. Ltd., H Shares	141,000	31,282
C&D International Investment Group Ltd.	39,719	65,468
China Merchants Shekou Industrial Zone Holdings Co. Ltd., A Shares	62,800	61,002
China Resources Land Ltd.	286,500	1,095,564
China Resources Mixc Lifestyle Services Ltd.	10,200	50,755
China Vanke Co. Ltd., A Shares *	545,100	254,593
China Vanke Co. Ltd., H Shares *	870,200	266,100
Country Garden Services Holdings Co. Ltd.	232,648	163,693
Gemdale Corp., A Shares *	191,200	64,278
Greentown China Holdings Ltd. *	150,500	119,962
Greentown Service Group Co. Ltd.	76,000	40,656
SECURITY	NUMBER OF SHARES	VALUE ($)
Guangzhou R&F Properties Co. Ltd., H Shares *(a)	969,822	23,502
Hopson Development Holdings Ltd. *(b)	225,100	56,860
KE Holdings, Inc., ADR	28,936	497,410
Logan Group Co. Ltd. *	74,000	13,096
Longfor Group Holdings Ltd.	470,500	376,287
Onewo, Inc., H Shares	14,800	36,039
Poly Developments & Holdings Group Co. Ltd., A Shares	285,300	210,953
Red Star Macalline Group Corp. Ltd., H Shares *	148,600	19,900
Seazen Group Ltd. *	662,000	115,510
Seazen Holdings Co. Ltd., A Shares *	24,400	41,368
Shenzhen Overseas Chinese Town Co. Ltd., A Shares *	198,700	53,507
Shui On Land Ltd. *	636,000	37,274
Sunac China Holdings Ltd. *	1,765,000	135,841
Zhuhai Huafa Properties Co. Ltd., A Shares	63,400	22,728
		3,853,628

France 1.9%
Carmila SA	3,848	70,842
Covivio SA	2,346	136,351
Gecina SA	1,765	140,185
ICADE	4,967	104,762
Klepierre SA	7,115	309,453
Mercialys SA	3,885	50,046
Nexity SA *(a)	9,677	74,160
Unibail-Rodamco-Westfield *	4,275	483,543
		1,369,342

Germany 1.1%
LEG Immobilien SE	2,643	150,474
TAG Immobilien AG	6,208	90,950
Vonovia SE	24,676	549,621
		791,045

Guernsey 0.0%
Sirius Real Estate Ltd.	21,445	28,477

Hong Kong 8.5%
China Jinmao Holdings Group Ltd.	739,000	124,075
China Overseas Grand Oceans Group Ltd.	381,000	129,183
China Overseas Land & Investment Ltd.	619,000	986,104
CK Asset Holdings Ltd.	127,450	734,681
Fortune Real Estate Investment Trust	62,000	35,177
Hang Lung Group Ltd.	46,000	72,583
Hang Lung Properties Ltd.	86,697	77,086
Henderson Land Development Co. Ltd.	54,866	187,368
Hongkong Land Holdings Ltd.	36,727	299,104
Hysan Development Co. Ltd.	31,500	63,941
Jiayuan International Group Ltd. *(b)	534,000	0
Kerry Properties Ltd.	47,500	111,504
Link REIT	92,300	454,898
New World Development Co. Ltd. *(a)	384,460	322,547
Poly Property Group Co. Ltd.	540,000	93,561
Shanghai Industrial Holdings Ltd.	52,000	91,145
Shenzhen Investment Ltd. *	446,000	38,347
Shinsun Holdings Group Co. Ltd. *(b)	1,290,000	0
Sino Land Co. Ltd.	105,797	139,332
Sun Hung Kai Properties Ltd.	58,842	869,104
Swire Pacific Ltd., A Shares	33,500	454,869
See financial notes
Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Swire Pacific Ltd., B Shares	70,000	136,037
Swire Properties Ltd.	34,000	103,845
Wharf Holdings Ltd.	37,000	88,726
Wharf Real Estate Investment Co. Ltd.	85,400	335,500
Yuexiu Property Co. Ltd.	261,359	108,459
		6,057,176

Israel 0.3%
Alony Hetz Properties & Investments Ltd.	5,715	60,915
Azrieli Group Ltd.	390	51,645
Elco Ltd.	699	29,873
Mivne Real Estate KD Ltd.	10,355	44,592
		187,025

Japan 9.7%
Activia Properties, Inc.	73	62,052
Advance Residence Investment Corp.	77	70,037
AEON REIT Investment Corp.	81	60,006
Daito Trust Construction Co. Ltd.	34,450	718,300
Daiwa House REIT Investment Corp.	152	111,047
Daiwa Office Investment Corp.	22	43,957
Daiwa Securities Living Investments Corp.	73	43,250
GLP J-Reit	122	102,163
Hulic Co. Ltd.	25,800	287,800
Industrial & Infrastructure Fund Investment Corp.	75	63,721
Invincible Investment Corp.	131	50,928
Japan Excellent, Inc.	50	43,090
Japan Hotel REIT Investment Corp.	88	45,705
Japan Logistics Fund, Inc.	77	45,423
Japan Metropolitan Fund Invest	231	163,086
Japan Prime Realty Investment Corp.	116	70,214
Japan Real Estate Investment Corp.	215	158,308
Japan Wool Textile Co. Ltd.	3,300	40,717
KDX Realty Investment Corp.	79	73,631
Leopalace21 Corp.	18,800	75,668
Mitsubishi Estate Co. Ltd.	44,800	1,054,566
Mitsui Fudosan Accommodations Fund, Inc.	67	49,803
Mitsui Fudosan Co. Ltd.	122,400	1,157,811
Mitsui Fudosan Retail Fund Investment Corp.	90	44,034
Nippon Building Fund, Inc.	232	183,244
Nippon Prologis REIT, Inc.	185	100,936
Nomura Real Estate Holdings, Inc.	38,900	226,460
Nomura Real Estate Master Fund, Inc.	160	147,126
NTT UD REIT Investment Corp.	53	43,134
Orix JREIT, Inc.	180	109,671
Relo Group, Inc.	5,100	70,498
Sekisui House Reit, Inc.	133	60,916
Starts Corp., Inc.	2,200	65,026
Sumitomo Realty & Development Co. Ltd.	23,100	479,152
Token Corp.	800	69,060
Tokyo Tatemono Co. Ltd.	11,200	240,859
Tokyu Fudosan Holdings Corp.	45,500	377,613
United Urban Investment Corp.	99	99,595
		6,908,607

Jersey 0.3%
International Workplace Group PLC	85,496	217,248

Luxembourg 0.2%
Aroundtown SA *	47,255	104,540

SECURITY	NUMBER OF SHARES	VALUE ($)
Mexico 0.6%
Corp. Inmobiliaria Vesta SAB de CV	15,240	52,795
FIBRA Macquarie Mexico	31,953	82,719
Fibra Uno Administracion SA de CV	153,681	265,020
Prologis Property Mexico SA de CV	13,080	59,326
		459,860

Netherlands 0.5%
CTP NV	3,261	53,974
Eurocommercial Properties NV	1,893	59,519
NEPI Rockcastle NV *	21,735	205,166
		318,659

Philippines 0.5%
Alliance Global Group, Inc.	19,500	2,819
Ayala Corp.	13,570	107,835
Ayala Land, Inc.	349,132	86,798
Megaworld Corp.	882,000	31,026
Robinsons Land Corp.	112,600	30,749
SM Prime Holdings, Inc.	255,400	73,146
		332,373

Singapore 1.6%
CapitaLand Ascendas REIT *	107,974	207,903
CapitaLand Ascott Trust *	99,780	67,094
CapitaLand Integrated Commercial Trust	111,175	206,852
City Developments Ltd.	22,400	146,480
Frasers Logistics & Commercial Trust *	123,200	90,556
Mapletree Industrial Trust *	60,344	92,027
Mapletree Logistics Trust *	97,431	89,636
Mapletree Pan Asia Commercial Trust *	73,627	73,523
UOL Group Ltd.	22,380	159,522
Yanlord Land Group Ltd.	26,800	11,890
		1,145,483

South Africa 0.5%
Growthpoint Properties Ltd.	199,060	202,722
Hyprop Investments Ltd.	15,982	57,621
Redefine Properties Ltd.	313,144	119,223
		379,566

Spain 0.3%
Colonial SFL Socimi SA	12,373	76,296
Merlin Properties Socimi SA	7,293	113,196
		189,492

Sweden 0.6%
Castellum AB	12,740	174,055
Fabege AB	6,329	47,261
Fastighets AB Balder, B Shares *	12,608	69,117
Norion Bank AB *	925	6,472
Sagax AB, B Shares	2,777	47,898
Samhallsbyggnadsbolaget i Norden AB *(a)	161,110	50,737
Wihlborgs Fastigheter AB	7,295	58,576
		454,116

Switzerland 0.7%
Allreal Holding AG	414	101,557
Mobimo Holding AG	125	52,930
PSP Swiss Property AG	631	113,447
See financial notes

Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Swiss Prime Site AG	1,393	215,222
		483,156

Taiwan 0.2%
Huaku Development Co. Ltd.	17,472	51,162
Ruentex Development Co. Ltd. *	69,273	60,722
		111,884

Thailand 0.6%
3BB Internet Infrastructure Fund, Class F	210,100	40,550
Central Pattana PCL NVDR	81,100	164,353
Land & Houses PCL NVDR	883,411	97,451
Sansiri PCL NVDR	1,406,183	61,880
Supalai PCL NVDR	149,382	72,503
		436,737

United Arab Emirates 0.9%
Aldar Properties PJSC	40,819	84,975
Emaar Development PJSC	27,578	95,447
Emaar Properties PJSC	169,998	494,842
		675,264

United Kingdom 2.1%
Big Yellow Group PLC	5,091	60,011
British Land Co. PLC	30,664	174,831
Derwent London PLC	4,189	116,246
Grainger PLC	25,055	58,408
Land Securities Group PLC	31,329	288,819
LondonMetric Property PLC	23,962	60,727
Primary Health Properties PLC	56,337	72,515
Safestore Holdings PLC	7,228	57,197
Savills PLC	12,384	179,550
Segro PLC	24,620	317,399
Tritax Big Box REIT PLC	36,113	76,186
UNITE Group PLC	10,036	68,737
		1,530,626

United States 57.4%
Acadia Realty Trust	3,112	63,703
AGNT, Inc.	17,689	72,879
Agree Realty Corp.	1,539	111,193
Alexandria Real Estate Equities, Inc.	13,384	686,465
American Assets Trust, Inc.	3,171	71,221
American Healthcare REIT, Inc.	1,938	106,997
American Homes 4 Rent, Class A	8,627	287,279
American Tower Corp.	11,422	2,006,845
Americold Realty Trust, Inc.	23,574	352,431
Apple Hospitality REIT, Inc.	14,001	223,316
Brandywine Realty Trust	38,213	115,403
Brixmor Property Group, Inc.	10,646	307,563
Broadstone Net Lease, Inc.	6,442	134,380
BXP, Inc.	10,566	718,382
Camden Property Trust	3,628	383,842
CareTrust REIT, Inc.	1,619	63,060
CBRE Group, Inc., Class A *	11,952	1,742,721
Centerspace	814	42,727
Claros Mortgage Trust, Inc. *	17,897	28,456
Compass, Inc., Class A *	54,935	580,114
COPT Defense Properties	4,835	174,060
CoStar Group, Inc. *	5,437	174,365
Cousins Properties, Inc.	8,670	251,343
Crown Castle, Inc.	17,232	1,312,045
CubeSmart	6,434	255,559
SECURITY	NUMBER OF SHARES	VALUE ($)
Cushman & Wakefield Ltd. *	29,211	394,056
DiamondRock Hospitality Co.	8,903	109,596
Digital Realty Trust, Inc.	7,533	1,398,049
Diversified Healthcare Trust	23,605	178,690
Douglas Emmett, Inc.	15,915	183,977
Easterly Government Properties, Inc.	3,061	75,086
EastGroup Properties, Inc.	789	157,406
Empire State Realty Trust, Inc., Class A	16,207	73,418
EPR Properties	2,962	173,899
Equinix, Inc.	1,335	1,397,371
Equity LifeStyle Properties, Inc.	3,863	245,107
Essential Properties Realty Trust, Inc.	2,684	80,520
Essex Property Trust, Inc.	1,891	535,077
Extra Space Storage, Inc.	4,002	564,682
Federal Realty Investment Trust	2,882	334,398
First Industrial Realty Trust, Inc.	2,980	184,402
Four Corners Property Trust, Inc.	2,420	60,210
Gaming & Leisure Properties, Inc.	7,379	310,435
Global Net Lease, Inc.	11,597	106,460
Healthcare Realty Trust, Inc.	16,330	310,923
Healthpeak Properties, Inc.	31,834	662,784
Highwoods Properties, Inc.	8,377	256,336
Host Hotels & Resorts, Inc.	31,634	693,734
Hudson Pacific Properties, Inc. *	13,577	170,663
Independence Realty Trust, Inc.	6,536	105,753
Innovative Industrial Properties, Inc.	1,395	79,403
InvenTrust Properties Corp.	2,394	77,350
Invitation Homes, Inc.	17,979	523,908
Iron Mountain, Inc.	6,585	759,580
JBG SMITH Properties	9,088	109,510
Jones Lang LaSalle, Inc. *	3,144	1,150,295
Kilroy Realty Corp.	7,721	280,272
Kimco Realty Corp.	19,417	460,377
Kite Realty Group Trust	6,379	164,578
Lamar Advertising Co., Class A	2,565	382,211
Lineage, Inc.	3,152	123,716
LTC Properties, Inc.	1,513	61,004
LXP Industrial Trust	2,833	171,991
Macerich Co.	9,843	232,492
Marcus & Millichap, Inc.	2,307	73,040
McGrath RentCorp	1,006	113,115
Medical Properties Trust, Inc.	61,320	243,440
Mid-America Apartment Communities, Inc.	4,116	530,347
National Health Investors, Inc.	1,120	79,643
Newmark Group, Inc., Class A	6,170	93,969
NNN REIT, Inc.	5,151	232,825
Omega Healthcare Investors, Inc.	5,971	272,994
Outfront Media, Inc.	6,534	191,969
Park Hotels & Resorts, Inc.	23,364	357,469
Pebblebrook Hotel Trust	9,673	175,275
Phillips Edison & Co., Inc.	3,364	130,019
Piedmont Realty Trust, Inc., Class A *	16,604	158,900
Prologis, Inc.	15,594	2,181,913
Public Storage	3,412	1,047,450
Realty Income Corp.	14,370	880,594
Regency Centers Corp.	4,788	357,999
Rexford Industrial Realty, Inc.	4,711	174,495
RLJ Lodging Trust	16,711	184,489
Ryman Hospitality Properties, Inc.	1,406	178,225
Sabra Health Care REIT, Inc.	8,747	178,351
SBA Communications Corp.	2,608	494,633
Service Properties Trust (c)	13,250	103,350
Simon Property Group, Inc.	6,702	1,422,969
SITE Centers Corp.	5,084	14,998
SL Green Realty Corp.	5,113	286,226
STAG Industrial, Inc.	5,082	189,305
Summit Hotel Properties, Inc.	10,512	61,495
Sun Communities, Inc.	3,772	457,996
See financial notes
Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sunstone Hotel Investors, Inc.	13,131	146,673
Tanger, Inc.	2,826	106,568
Terreno Realty Corp.	1,493	98,852
UDR, Inc.	11,322	418,348
Uniti Group, Inc. *	6,525	64,728
Urban Edge Properties	5,194	109,905
Ventas, Inc.	10,763	981,263
VICI Properties, Inc.	22,351	573,303
Vivmark Residential	25,719	1,675,336
Vornado Realty Trust	8,389	313,581
Welltower, Inc.	6,686	1,579,501
WP Carey, Inc.	6,056	423,678
Xenia Hotels & Resorts, Inc.	5,868	110,025
		41,075,322
Total Common Stocks (Cost $52,065,565)		71,230,052

PREFERRED STOCKS 0.0% OF NET ASSETS

Brazil 0.0%
Cyrela Brazil Realty SA Empreendimentos e Participacoes *	1,380	6,054
Total Preferred Stocks (Cost $2,260)		6,054

INVESTMENT COMPANIES 0.0% OF NET ASSETS

United States 0.0%
iShares Core U.S. REIT ETF	370	24,283
Total Investment Companies (Cost $24,575)		24,283

SHORT-TERM INVESTMENTS 0.7% OF NET ASSETS

Money Market Funds 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (d)(e)	491,114	491,114
Total Short-Term Investments (Cost $491,114)		491,114
Total Investments in Securities (Cost $52,583,514)		71,751,503

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
Dow Jones U.S. Real Estate Index, expires 09/18/26	4	154,680	(3,058)
MSCI EAFE Index, expires 09/18/26	1	161,440	3,316
			258

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair valued using significant unobservable inputs.
(c)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $447,198.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
ETF —	Exchange-Traded Fund
NVDR —	Non-Voting Depositary Receipt
REIT —	Real Estate Investment Trust

% OF NET ASSETS
INDUSTRY WEIGHTINGS (a)
Retail REITs	11.4%
Real Estate Development	9.2%
Diversified Real Estate Activities	8.9%
Health Care REITs	8.0%
Industrial REITs	7.9%
Real Estate Services	7.5%
Office REITs	6.1%
Real Estate Operating Companies	6.1%
Diversified REITs	5.9%
Multi-Family Residential REITs	5.8%
Telecom Tower REITs	5.3%
Data Center REITs	3.9%
Hotel & Resort REITs	3.5%
Other Specialized REITs	3.4%
Self Storage REITs	2.8%
Single-Family Residential REITs	2.1%
Industrial Conglomerates	1.1%
Other (b)	0.7%
Short Term Investments	0.7%
Total	100.3%

(a)	Excludes derivatives.
(b)	Includes holdings within industries that are less than 1.0% of net assets.
See financial notes

Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

Below is a summary of the fund’s transactions with affiliated issuers and affiliated companies which are or were affiliates during the period ended August 31, 2026. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at February 28, 2026, and/or Value and Balance of Shares Held at August 31, 2026, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 2/28/26	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 8/31/26	BALANCE OF SHARES HELD AT 8/31/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

United States 0.1%
Service Properties Trust(a)	$168,098	$—	($12,200 )	($35,950 )	($16,598 )	$103,350	13,250	$1,343

(a)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$43,327,382	$—	$—	$43,327,382
Australia	—	2,119,720	—	2,119,720
Belgium	—	236,983	—	236,983
China	604,246	3,192,522	56,860	3,853,628
France	—	1,369,342	—	1,369,342
Germany	—	791,045	—	791,045
Hong Kong	—	6,057,176	0 *	6,057,176
Israel	—	187,025	—	187,025
Japan	—	6,908,607	—	6,908,607
Jersey	—	217,248	—	217,248
Luxembourg	—	104,540	—	104,540
Netherlands	205,166	113,493	—	318,659
Philippines	33,845	298,528	—	332,373
Singapore	—	1,145,483	—	1,145,483
South Africa	260,343	119,223	—	379,566
Spain	—	189,492	—	189,492
Sweden	—	454,116	—	454,116
Switzerland	—	483,156	—	483,156
Taiwan	—	111,884	—	111,884
Thailand	40,550	396,187	—	436,737
United Arab Emirates	—	675,264	—	675,264
United Kingdom	295,796	1,234,830	—	1,530,626
Preferred Stocks[1]	6,054	—	—	6,054
Investment Companies[1]	24,283	—	—	24,283
Short-Term Investments[1]	491,114	—	—	491,114
Futures Contracts[2]	3,316	—	—	3,316
See financial notes
Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Liabilities
Futures Contracts[2]	($3,058 )	$—	$—	($3,058 )
Total	$45,289,037	$26,405,864	$56,860	$71,751,761

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Statement of Assets and Liabilities

As of August 31, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $231,630)		$103,350
Investments in securities, at value - unaffiliated issuers (cost $52,351,884) including securities on loan of $447,198		71,648,153
Cash		39,557
Foreign currency, at value (cost $85,950)		86,216
Deposit with broker for futures contracts		21,951
Receivables:
Dividends		110,274
Foreign tax reclaims		50,647
Fund shares sold		43,514
Income from securities on loan	+	690
Total assets		72,104,352

Liabilities
Collateral held for securities on loan		491,114
Payables:
Fund shares redeemed		25,619
Investment adviser fees		22,757
Variation margin on futures contracts	+	1,322
Total liabilities		540,812
Net assets		$71,563,540

Net Assets by Source
Capital received from investors		$87,306,452
Total distributable loss	+	(15,742,912)
Net assets		$71,563,540

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$71,563,540		7,029,627		$10.18

See financial notes
Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Statement of Operations

For the period March 1, 2026 through August 31, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $60,485)		$1,413,035
Other Interest		2,015
Dividends received from securities - affiliated issuers		1,343
Securities on loan, net	+	6,623
Total investment income		1,423,016

Expenses
Investment adviser fees		144,662
Total expenses	–	144,662
Net investment income		1,278,354

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(35,950)
Net realized gains on sales of securities - unaffiliated issuers		190,743
Net realized gains on futures contracts		45,920
Net realized losses on foreign currency transactions	+	(4,433)
Net realized gains		196,280
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		(16,598)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		(5,434,454)
Net change in unrealized appreciation (depreciation) on futures contracts		(16,278)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(1,036)
Net change in unrealized appreciation (depreciation)		(5,468,366)
Net realized and unrealized losses		(5,272,086)
Decrease in net assets resulting from operations		($3,993,732 )
See financial notes

Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	3/1/26-8/31/26		3/1/25-2/28/26
Net investment income		$1,278,354	$2,303,695
Net realized gains		196,280	1,689,758
Net change in unrealized appreciation (depreciation)	+	(5,468,366)	8,212,362
Increase (decrease) in net assets resulting from operations		($3,993,732 )	$12,205,815

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($855,585 )	($2,619,145 )

TRANSACTIONS IN FUND SHARES
	3/1/26-8/31/26			3/1/25-2/28/26
		SHARES	VALUE	SHARES	VALUE
Shares sold		608,687	$6,276,715	1,217,704	$12,115,858
Shares reinvested		66,063	659,370	204,842	2,002,064
Shares redeemed	+	(913,308)	(9,432,951)	(2,176,002)	(21,464,940)
Net transactions in fund shares		(238,558)	($2,496,866 )	(753,456)	($7,347,018 )

SHARES OUTSTANDING AND NET ASSETS
	3/1/26-8/31/26			3/1/25-2/28/26
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,268,185	$78,909,723	8,021,641	$76,670,071
Total increase (decrease)	+	(238,558)	(7,346,183)	(753,456)	2,239,652
End of period		7,029,627	$71,563,540	7,268,185	$78,909,723
See financial notes
Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Financial Notes, unaudited

1. Business Structure of the Fund:
The fund in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act).
The fund offers one share class. Shares are bought and sold at closing net asset value per share, which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab Fundamental Global Real Estate Index Fund’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of global real estate equities based on their fundamental size and weight.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The fund may invest in mutual funds and exchange-traded funds, which are referred to as "underlying funds." For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of the fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the net asset value of the fund’s shares and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.

Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of the fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments are disclosed in the fund’s Portfolio Holdings.
Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. The fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by the fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Cash Investments: The fund may invest a portion of its assets in cash. Cash includes cash bank balances in an interest-bearing demand deposit account with maturity on demand by the fund.
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of August 31, 2026, the fund had securities on loan, all of which were classified as common stocks. The value of securities on loan and the related collateral as of August 31, 2026, are disclosed in the fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Passive Foreign Investment Companies: The fund may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The fund may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The fund may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities - unaffiliated issuers in the fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations, if any, in the fund’s Statement of Operations. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the fund on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the fund records a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities. These capital gain taxes, if any, are paid by the fund and are disclosed in the fund’s Statement of Operations in Net realized gain (losses) on securities — unaffiliated issuers (net of foreign capital gains tax paid). Foreign capital gain taxes accrued as of August 31, 2026, if any, are reflected in the fund’s Statement of Assets and Liabilities.
When the fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
The fund invests in real estate investment trusts (REITs) which report information on the source of their distributions annually. The fund’s policy is to record all REIT distributions initially as dividend income on the ex-dividend date and then re-designate them as return of capital and/or capital gain distributions at the end of the reporting period based on information provided annually by each REIT, and management estimates such re-designations when actual information has not yet been reported.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the date the ex-dividend date is confirmed. Non-cash dividends in the form of additional securities are recorded on the ex-dividend date at fair value, if any. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities and there are no significant uncertainties on collectibility in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received. Foreign withholding tax expensed during the period, if any, is disclosed in Dividends received from securities — unaffiliated issuers (net of foreign withholding tax) in the Statement of Operations and is representative of taxes paid during the period.
(e) Expenses:
Pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trust, the investment adviser pays the operating expenses of the fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds and are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax. The fund did not pay any federal taxes during the period.
(i) Foreign Taxes:
The fund may be subject to foreign taxes (a portion of which may be reclaimable) on investment income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the fund invests. These foreign taxes, if any, are paid by the fund and are disclosed in the fund’s Statement of Operations and Statement of Assets and Liabilities.
(j) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.
(k) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to the Amended and Restated Investment Advisory and Administration Agreement between the investment adviser and the trust.
For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.39% of the fund’s average daily net assets.
Interfund Transactions
The fund may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net

Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities —  unaffiliated issuers in the Statement of Operations. For the period ended August 31, 2026, the fund’s purchases and sales of securities with other funds in the Schwab Funds Complex was $2,175,433 and $907,090, respectively, and includes net realized gains of $41,514.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The fund had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Amended and Restated Investment Advisory and Administration Agreement where the investment adviser pays the operational expenses of the fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by the fund, the investment adviser paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Derivatives:
The fund entered into futures contracts during the report period to equitize available cash.
As of August 31, 2026, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Asset Derivatives
Futures Contracts[1]	$3,316	$3,316
Liability Derivatives
Futures Contracts[2]	($3,058 )	($3,058 )

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in the fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

[2]
Includes cumulative unrealized depreciation of futures contracts as reported in the fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Financial Notes, unaudited (continued)

6. Derivatives (continued):
The effects of the derivative contracts in the Statement of Operations for the period ended August 31, 2026, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Futures Contracts[1]	$45,920	$45,920
Net Change in Unrealized Appreciation (Depreciation)
Futures Contracts[2]	($16,278 )	($16,278 )

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
During the period ended August 31, 2026, the month-end average notional amounts of futures contracts held by the fund and the month-end average number of contracts held were as follows:
NOTIONAL AMOUNT	NUMBER OF CONTRACTS
$553,932	11

7. Purchases and Sales of Investment Securities:
For the period ended August 31, 2026, purchases and sales of securities (excluding short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$8,079,944	$9,637,165

8. Federal Income Taxes:
As of August 31, 2026, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$60,406,551	$15,117,653	($3,772,443 )	$11,345,210

The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the fund’s investments, disclosed above, have been adjusted from its book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of February 28, 2026, the fund had capital loss carryforwards of $26,512,883.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of August 31, 2026. The tax basis components of distributions paid during the fiscal year ended February 28, 2026, were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
$2,619,145

Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Financial Notes, unaudited (continued)

8. Federal Income Taxes (continued):
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of February 28, 2026, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. During the fiscal year ended February 28, 2026, the fund did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others is included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).

Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory and administration agreement (the Agreement) between Schwab Capital Trust (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Fundamental Global Real Estate Index Fund (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on May 6, 2026 and June 10, 2026, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 10, 2026 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data (including artificial intelligence tools), business continuity, cybersecurity, due diligence, risk management processes, and information security programs.
Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and applicable indices/benchmarks, in light of total return and the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the Fund’s demonstrated performance in tracking its benchmark index. The Trustees noted that the Fund had closely tracked its index in 2025, performing in its expected performance range. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Board considered the rate of compensation called for by the Agreement and the Fund’s net operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to other mutual funds and exchange-traded funds that it manages. The Board evaluated the Fund’s unitary fee through review of comparative information with respect to fees paid by other similar funds tracking global real estate indexes. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Board considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Board recognized the difficulty of determining economies of scale with precision, and although the Fund does not have breakpoints in its advisory fee, the Trustees considered the potential existence of any economies of scale by way of the relatively low unitary fee structure of the Fund and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through the investment adviser’s continued investment in its infrastructure, including technology and use of data (including artificial intelligence tools), increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence, and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the

Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

Schwab Fundamental Global Real Estate Index Fund
services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Schwab Fundamental Global Real Estate Index Fund | Semiannual Holdings and Financial Statements

MFR87850-11
00327875

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The changes in and disagreements with accountants for open-end management investment companies are included under Item 7 of this Form.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

The proxy disclosures for open-end management investment companies are included under Item 7 of this Form.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others is included under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable

Item 19: Exhibits.

(a)	(1) Registrant’s code of ethics – not applicable to this semi-annual report.

(2)	Not applicable.

(3)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust – Schwab Fundamental Global Real Estate Index Fund

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	October 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	October 19, 2026

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	October 19, 2026